LEASES (Details - Balance sheet information) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Long-Lived Assets Held-for-Sale [Line Items]
Total Right-of-use assets, net	$ 41,783	$ 690,932
Operating lease liabilities - current	15,931	196,996
Operating lease liabilities - non-current	25,852	493,936
Total	41,783	690,932
Vehicle Leases [Member]
Long-Lived Assets Held-for-Sale [Line Items]
Total Right-of-use assets, net	28,949	5,131
Premise Lease [Member]
Long-Lived Assets Held-for-Sale [Line Items]
Total Right-of-use assets, net	0	667,775
Equipment Lease [Member]
Long-Lived Assets Held-for-Sale [Line Items]
Total Right-of-use assets, net	$ 12,834	$ 18,026